EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Beginning balance	$ 52,890,000	$ 50,111,000
Drilling and exploration	323,000	1,579,000
Assessments and taxes	100,000	1,213,000
Effect of movements in exchange rates	1,000	(12,000)
Disposition of Olympic claims		(1,000)
Transfer to other assets	(2,215,000)
Ending balance	51,099,000	52,890,000
Avino, Mexico City [Member]
Beginning balance	15,992,000	15,698,000
Drilling and exploration	13,000	130,000
Assessments and taxes	88,000	195,000
Effect of movements in exchange rates	1,000	(31,000)
Disposition of Olympic claims		0
Transfer to other assets	0
Ending balance	16,094,000	15,992,000
British Columbia & Yukon, Canada [Member]
Beginning balance	0	1,000
Drilling and exploration	0	0
Assessments and taxes	0	0
Effect of movements in exchange rates	0	0
Disposition of Olympic claims		(1,000)
Transfer to other assets	0
Ending balance	0	0
La Preciosa, Mexico [Member]
Beginning balance	36,898,000	34,412,000
Drilling and exploration	310,000	1,449,000
Assessments and taxes	12,000	1,018,000
Effect of movements in exchange rates	0	19,000
Disposition of Olympic claims		0
Transfer to other assets	(2,215,000)
Ending balance	$ 35,005,000	$ 36,898,000